PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
PREPAID AND OTHER CURRENT ASSETS
Accounts receivables	$ 42,654	$ 50,222
Prepayments to suppliers	55,342	45,525
Interest receivable	22,108	5,848
Staff advances	3,206	4,636
Loan to employees, current portion	4,413	5,467
Other deposits	7,550	3,179
Prepaid VAT	6,284	5,643
Prepaid rental	7,335	45,107
Receivables from investees	13,304
Loans to third-parties	5,883	24,410
Receivables of withholding tax from employees for option exercise	34,720
Receivable for exercise of capped call option (Note 13)		6,901
Others	4,553	5,692
Prepaid expenses and other current assets	$ 207,352	$ 202,630